Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - DevvStream Corp [Member] - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Sep. 05, 2024	Jul. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 1,356,666	$ 1,113,372
Accrued liabilities	6,345,889	7,059,064
Excise taxes payable	2,410,973	2,410,973
Income taxes payable	99,256	99,256
Accounts payable and accrued liabilities	10,212,784	10,682,665	$ 39,527	$ 6,097,902
Accounts payable, related parties	10,212,784	10,682,665	$ 39,527	$ 6,097,902
Accrued liabilities, related parties	6,345,889	7,059,064
Total	10,303,102	11,477,655
Related Party [Member]
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accrued liabilities	24,250	523,071
Accounts payable and accrued liabilities	66,068	271,919
Accounts payable, related parties	66,068	271,919
Accrued liabilities, related parties	$ 24,250	$ 523,071